Income and Other Taxes - Unrecognized Tax Benefits Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, Beginning	$ 225		$ 186		$ 148
Additions from acquisitions	0		0		46
Additions related to current year	28		43		38
Additions related to prior years positions	5		38		24
Reductions related to prior years positions	(36)		(17)		(16)
Settlements with taxing authorities	(13)	[1]	(14)	[1]	(19)	[1]
Reductions related to lapse of statute of limitations	(8)		(8)		(35)
Currency	0		(3)		0
Balance, Ending	201		225		186
Unrecognized Tax Benefits, Reasonably Possible but Uncertainty of Timing	16		36		39
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 20		$ 28		$ 31

[1]	(1)Majority of settlements did not result in the utilization of cash.